Nature Of Operations And Summary Of Significant Accounting Policies (Fair Value Assumptions Using Black-Scholes Option-Pricing Model) (Detail)	12 Months Ended
	Jun. 29, 2016	Jun. 24, 2015	Jun. 25, 2014
Disclosure Nature Of Operations And Summary Of Significant Accounting Policies Narrative [Abstract]
Expected volatility	27.50%	31.00%	47.70%
Risk-free interest rate	1.50%	1.60%	1.60%
Expected lives	5 years	5 years	5 years
Dividend yield	2.40%	2.20%	2.20%